UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05871

                     CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                  Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--98.9%
-------------------------------------------------------------------------------------------------------
CALIFORNIA--91.2%
Alameda, CA Corridor Transportation Authority RRB, Puttable
Floating Option Tax Exempt Receipts, Series PZ-61, 2.81% 1,2,3       $    2,700,000     $    2,700,000
-------------------------------------------------------------------------------------------------------
Alameda/Contra Costa, CA Schools FAU COP, Capital Improvements
Financing Project, Series G, 2.86% 2                                        545,000            545,000
-------------------------------------------------------------------------------------------------------
Alameda/Contra Costa, CA Schools FAU COP, Capital Improvements
Financing Project, Series H, 2.86% 2                                      4,365,000          4,365,000
-------------------------------------------------------------------------------------------------------
CA ABAG FAU for Nonprofit Corps. MH RRB, California Hill
Apts.-A, 2.76% 2                                                          3,000,000          3,000,000
-------------------------------------------------------------------------------------------------------
CA Communities HFA Lease RB, Pass-Through Obligations, Series
2001 PG-A, 2.85% 2                                                        2,600,000          2,600,000
-------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RRB, Central
Valley Project, MERLOTS Series 2003 B32, 2.76% 1,2                        1,990,000          1,990,000
-------------------------------------------------------------------------------------------------------
CA EDFAU IDV RB, Applied Aerospace Structure Corp.,
Series 1998, 2.81% 2                                                      1,200,000          1,200,000
-------------------------------------------------------------------------------------------------------
CA Golden State Tobacco Securitization Corp. Reset Option
Certificates II-R Trust RB, Series 364, 2.82% 1,2                         2,500,000          2,500,000
-------------------------------------------------------------------------------------------------------
CA HFA RB, Home Mortgage, Series H, 2.77% 2                               2,650,000          2,650,000
-------------------------------------------------------------------------------------------------------
CA HFA RB, Home Mortgage, Series K, 2.84% 2                               2,000,000          2,000,000
-------------------------------------------------------------------------------------------------------
CA Infrastructure & ED Bank RB, Salvation Army Western
Territory, Series 2001, 2.78%, 2/8/06                                     7,000,000          7,000,000
-------------------------------------------------------------------------------------------------------
CA Pacific HFA Lease RB, Pass-Through Obligations,
Series 2001A, 2.85% 2                                                     4,340,000          4,340,000
-------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Amador Valley Industry Project,
Series 2005A, 2.80% 2                                                     3,450,000          3,450,000
-------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy Project,
Series 2004, 2.83% 2                                                      2,500,000          2,500,000
-------------------------------------------------------------------------------------------------------
CA Puttable Floating Option Tax Exempt Receipts,
Series PZP-002, 2.90% 2                                                   5,235,000          5,235,000
-------------------------------------------------------------------------------------------------------
CA Puttable Floating Option Tax Exempt Receipts,
Series PZP-005, 2.85% 1,2                                                 2,000,000          2,000,000
-------------------------------------------------------------------------------------------------------
CA REF GOUN, Kindergarten University, Series 2004B-6, 2.75% 2            11,000,000         11,000,000
-------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Fountains Seacliff Apts. Project,
Series 2002Y, 2.75% 2                                                     6,000,000          6,000,000
-------------------------------------------------------------------------------------------------------
CA SCDAU RB, Trust Receipts, Series F15 D, 2.84% 2                        6,000,000          6,000,000
-------------------------------------------------------------------------------------------------------
CA Statewide FAU TS RB, Puttable Floating Option Tax Exempt
Receipts, Series PA-1287, 2.83% 1,2                                       2,500,000          2,500,000
-------------------------------------------------------------------------------------------------------
Clovis, CA USD GOB, Puttable Floating Option Tax Exempt
Receipts, Series PZ-42, 2.83% 2                                           1,330,000          1,330,000
-------------------------------------------------------------------------------------------------------
El Rancho, CA USD GOUN, Puttable Tax Exempt Receipts,
Series 807, 2.78% 1,2                                                     6,215,000          6,215,000
-------------------------------------------------------------------------------------------------------
Fontana, CA PFAU TXAL RB, Putters Series 707, 2.78% 1,2                   2,000,000          2,000,000
-------------------------------------------------------------------------------------------------------
Lancaster, CA RA MH RB, Floating Rate Trust Receipts,
Series F12J, Sunset Project, 2.84% 2                                      7,900,000          7,900,000
-------------------------------------------------------------------------------------------------------
Los Angeles, CA USD GOB, AAMC Series 1999-7, 2.74% 1,2                    6,000,000          6,000,000
-------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater System GOB, AAMC Series
1998-25, 2.76% 1,2                                                        2,000,000          2,000,000
-------------------------------------------------------------------------------------------------------


1                                         Centennial California Tax Exempt Trust

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS CONTINUED
-------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
Los Angeles, CA Wastewater System RRB, Series B, 2.15%, 12/1/05 4    $    5,000,000     $    5,000,000
-------------------------------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36, 2.76% 1,2                    4,590,000          4,590,000
-------------------------------------------------------------------------------------------------------
Riverside Cnty., CA COP, Riverside Cnty. Public Facility, Series
A, 2.75% 2                                                                5,100,000          5,100,000
-------------------------------------------------------------------------------------------------------
San Diego, CA Sewer RB, SGMSTR Series SG 14, 2.77% 1,2                    3,955,000          3,955,000
-------------------------------------------------------------------------------------------------------
San Diego, CA Water Utility Fund Net System GOB, AAMC Series
1998-10, 2.75% 1,2                                                        2,300,000          2,300,000
-------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC Clean Water RRB, MERLOTS
Series 2003 B20, 2.76% 1,2                                                6,985,000          6,985,000
-------------------------------------------------------------------------------------------------------
San Mateo Cnty., CA HAU MH RB, Pacific Oaks Apts. Project,
Series A, 2.78% 2                                                         2,400,000          2,400,000
-------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA El Camino Hospital FAU RB, 2.78% 2                    900,000            900,000
-------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA FAU Lease RB, Housing Authority Office
Project, Series 2004A, 2.73% 2                                            3,485,000          3,485,000
-------------------------------------------------------------------------------------------------------
Santa Rosa, CA Wastewater RB, Puttable Floating Option Tax
Exempt Receipts, Series PZ-43, 2.85% 2                                    2,085,000          2,085,000
-------------------------------------------------------------------------------------------------------
Stockton, CA CFD No. 99-02 SPTX Bonds, Arch Road East, 2.75% 2            2,270,000          2,270,000
-------------------------------------------------------------------------------------------------------
Vallejo, CA COP, Capital Improvements Project, Series 2002,
2.82% 2                                                                   4,900,000          4,900,000
-------------------------------------------------------------------------------------------------------
Vallejo, CA COP, Golf Course Facilities Financing Project,                6,500,000          6,500,000
Series 2001, 2.82% 2                                                                    ---------------
                                                                                           149,490,000
-------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--7.7%
PR CMWLTH GOUN, Floating Rate Trust Receipts, Series 2005-F2,
2.87% 1,2                                                                 3,000,000          3,000,000
-------------------------------------------------------------------------------------------------------
PR CMWLTH Public Finance Corp. RRB, Reset Option Certificates
II-R Trust, Series 415CE, 2.79% 2                                         2,700,000          2,700,000
-------------------------------------------------------------------------------------------------------
PR CMWLTH Public Improvement GOUN, Puttable Tax Exempt Receipts,
Series 491, 2.79% 1,2                                                       400,000            400,000
-------------------------------------------------------------------------------------------------------
PR CMWLTH RB, Credit Enhanced Custodial Receipts, 2.85%, 1/30/06 1        6,500,000          6,500,000
                                                                                        ---------------
                                                                                            12,600,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $162,090,000)                                98.9%       162,090,000
-------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                 1.1          1,750,530
                                                                     ----------------------------------
Net Assets                                                                    100.0%    $  163,840,530
                                                                     ==================================


2                                         Centennial California Tax Exempt Trust

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

Footnotes to Statement of Investments

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AAMC         ABN AMRO Munitops Certificates
ABAG         Association of Bay Area Governments
CFD          Community Facilities District
CMWLTH       Commonwealth
COP          Certificates of Participation
ED           Economic Development
EDFAU        Economic Development Finance Authority
FAU          Finance Authority
GOB          General Obligation Bonds
GOUN         General Obligation Unlimited Nts.
HAU          Housing Authority
HFA          Housing Finance Agency/Authority
IDV          Industrial Development
MERLOTS      Municipal Exempt Receipts Liquidity Option Tender
MH           Multifamily Housing
PCFAU        Pollution Control Finance Authority
PFAU         Public Finance Authority
PUC          Public Utilities Commission
RA           Redevelopment Agency/Authority
RB           Revenue Bonds
REF          Refunding
RRB          Revenue Refunding Bonds
SCDAU        Statewide Communities Development Authority
SGMSTR       Societe Generale, NY Branch Municipal Security Trust Receipts
SPTX         Special Tax
SWD          Solid Waste Disposal
TS           Tobacco Settlement
TXAL         Tax Allocation
USD          Unified School District

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $55,635,000 or 33.96% of the Trust's net assets as of September 30, 2005.

2. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September 30, 2005. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

3. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

4. Put obligation redeemable at full principal value on the date reported.


3                                         Centennial California Tax Exempt Trust

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Trust had purchased $2,100,808 of securities issued on a when-issued basis or forward commitment and sold $6,205,307 of securities issued on a when-issued basis or forward commitment.


4                                         Centennial California Tax Exempt Trust


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial California Tax Exempt Trust


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005